Notes to the consolidated statements of income	9 Months Ended
Sep. 30, 2024
Notes to the consolidated statements of income
Notes to the consolidated statements of income

3.    Notes to the consolidated statements of income

a)    Revenue

The Company has adjusted the prior year financial information below in order to include additional contracts identified during the course of the year ended December 31, 2023 which were subject to certain disclosures in accordance with IFRS 17.

The Company has recognized the following revenue in the consolidated statements of income for the three and nine months ended September 30, 2024 and 2023:

Revenue

in € THOUS

	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total

	For the three months ended September 30, 2024
Health care services	3,292,628	429,946	—	3,722,574
Health care products	1,021,882	—	15,706	1,037,588
Total	4,314,510	429,946	15,706	4,760,162

	For the three months ended September 30, 2023
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Health care services	3,570,987	356,382	—	3,927,369
Health care products	988,559	—	20,309	1,008,868
Total	4,559,546	356,382	20,309	4,936,237

	For the nine months ended September 30, 2024
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Health care services	9,986,979	1,205,997	—	11,192,976
Health care products	3,000,649	—	57,497	3,058,146
Total	12,987,628	1,205,997	57,497	14,251,122

	For the nine months ended September 30, 2023
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Health care services	10,541,719	927,009	—	11,468,728
Health care products	2,952,592	—	44,411	2,997,003
Total	13,494,311	927,009	44,411	14,465,731

The following table contains a disaggregation of revenue by categories for the three and nine months ended September 30, 2024 and 2023:

Disaggregation of revenue by categories

in € THOUS

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2024	2023	2024	2023
Care Delivery
US	3,180,368	3,221,467	9,439,442	9,344,057
International	590,070	752,801	1,890,450	2,258,300
Total(1)	3,770,438	3,974,268	11,329,892	11,602,357

Care Enablement
Total (including inter-segment revenues)(1)	1,359,407	1,330,023	4,019,835	3,965,292
Inter-segment eliminations	(369,683)	(368,054)	(1,098,605)	(1,101,918)
Total Care Enablement revenue external customers	989,724	961,969	2,921,230	2,863,374
Total	4,760,162	4,936,237	14,251,122	14,465,731

(1)	For further information on segment revenues, see note 13.

b)    Selling, general and administrative expense

Selling, general and administrative expense recorded in the consolidated statements of income comprises both distribution costs as well as general and administrative expense. Distribution costs are generated in the selling, marketing and warehousing functions of the Company which are not attributable to production or research and development (R&D). General and administrative expense is generated in the administrative function of the Company’s business and is not attributable to selling, production or R&D.

The following table discloses the distribution costs as well as general and administrative expense recorded by the Company for the three and nine month period ended September 30, 2024 and 2023:

Selling, general and administrative expense

in € THOUS

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2024	2023	2024	2023
Distribution costs	200,325	202,256	581,861	605,086
General and administrative expense	555,821	591,534	1,721,395	1,746,093
Selling, general and administrative expense	756,146	793,790	2,303,256	2,351,179

c)    Research and development expenses

Research and development expenses of €133,433 for the nine months ended September 30, 2024 (for the nine months ended September 30, 2023: €165,985) included research and non-capitalizable development costs.

d)    Other operating income and expense

The following table contains reconciliations of the amounts included in other operating income and expense for the three and nine months ended September 30, 2024 and 2023:

Other operating income

in € THOUS

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2024	2023	2024	2023
Foreign exchange gains	61,274	42,756	180,984	168,737
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	14,131	638	20,952	26,212
Revaluation of certain investments	18,107	1,382	79,190	16,350
Income attributable to a consent agreement on foregone profits from the sale of certain pharmaceuticals to non-associated companies	62,369	—	62,369	—
Income from strategic transactions and programs	16,079	—	103,576	—
Other	19,106	19,836	85,423	46,614
Other operating income	191,066	64,612	532,494	257,913

Other operating expense

in € THOUS

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2024	2023	2024	2023
Foreign exchange losses	74,248	39,691	209,471	194,105
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	5,881	1,479	8,951	20,148
Expenses from strategic transactions and programs	3,897	66,460	266,327	181,913
Other	35,483	37,555	66,512	76,560
Other operating expense	119,509	145,185	551,261	472,726

Included within the “income from strategic transactions and programs” line item in other operating income are the gains from divestitures of certain businesses in connection with strategic programs such as Legacy Portfolio Optimization, defined below, and the FME25 Program. The amount presented for the three months ended September 30, 2024 primarily relates to the revaluation of certain assets held for sale and the divestiture of certain clinics as part of Legacy Portfolio Optimization. The amount presented for the nine months ended September 30, 2024 primarily relates to the divestiture of Cura Day Hospitals Group in Australia as part of Legacy Portfolio Optimization.

Included within the “expenses from strategic transactions and programs” line item in other operating expense are the proposed divestitures (including associated impairment losses) of certain businesses in connection with strategic programs such as Legacy Portfolio Optimization, defined below, and the FME25 Program. For further information on the proposed divestitures and associated impairment losses, see note 2. Consistent with the Company’s policy to present impairment losses within other operating expense, such costs related to cost of revenues, selling, general and administrative expense or research and development expenses are included within other operating expense. “Expenses from strategic transactions and programs” primarily consist of:

●	strategic divestiture program expenses identified during the review of the Company’s business portfolio, mainly due to exiting unsustainable markets and divesting non-core businesses, as well as the cessation of certain research and development programs to enable more focused capital allocation towards areas in the Company’s core business that are expected to have higher profitable growth, which included the proposed divestitures identified in note 2, above, the cessation of a dialysis cycler development program and the divestiture of the Company’s service businesses in Chile, Ecuador, Sub-Saharan Africa, Turkiye, Guatemala, Curacao, Peru and the Cura Day Hospitals Group in Australia (Legacy Portfolio Optimization) including related reclassification adjustments of foreign currency translation amounts previously classified within other comprehensive income in the amount of (€14) and €96,962 for the three and nine months ended September 30, 2024 (for the three and nine months ended September 30, 2023, there were no reclassification adjustments);
●	certain impairment losses in connection with the FME25 Program; and
●	certain costs associated with the Conversion, primarily related to the requisite relabeling of its products, transaction costs (such as costs for external advisors and conducting an extraordinary general meeting) and costs related to the establishment of dedicated administrative functions required to manage certain services which have historically been administered at the Fresenius SE group level and paid by the Company through corporate charges (Legal Form Conversion Costs).

Expenses from strategic transactions and programs comprised the following for the three and nine months ended September 30, 2024 and 2023:

Expenses from strategic transactions and programs

in € THOUS

	For the three months ended		For the nine months
	September 30,		ended September 30,
	2024	2023	2024	2023
Derecognition of capitalized development costs and termination costs(1)	—	11	—	58,298
Legacy Portfolio Optimization	—	11	—	58,298
Impairment of intangible and tangible assets(2)	897	5,842	3,361	43,290
Legacy Portfolio Optimization	—	(167)	—	34,883
FME25 Program	897	6,009	3,361	8,407
Impairment resulting from the measurement of assets held for sale	(2,340)	52,473	117,837	64,365
Legacy Portfolio Optimization	(2,340)	52,473	117,837	52,473
FME25 Program	—	—	—	11,892
Loss from the sale of business	2,808	—	111,855	—
Legacy Portfolio Optimization	2,808	—	111,855	—
Other(3)	2,532	8,134	33,274	15,960
Legacy Portfolio Optimization	577	1,775	28,050	2,899
Legal Form Conversion Costs	1,955	6,359	5,224	13,061
Expenses from strategic transactions and programs	3,897	66,460	266,327	181,913

(1)	Primarily R&D expense.
(2)	For the three and nine months ended September 30, 2024 and 2023, the amounts relate primarily to cost of revenues and R&D expense, respectively.
(3)	For the three and nine months ended September 30, 2024 and 2023, the amounts relate primarily to selling, general and administrative expense.

For more information on the disposal groups classified as held for sale, see note 2.

e)    Earnings per share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three and nine months ended September 30, 2024 and 2023:

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2024	2023	2024	2023
Numerator:
Net income attributable to shareholders of FME AG	213,027	84,351	471,014	311,072

Denominators:
Weighted average number of shares outstanding	293,413,449	293,413,449	293,413,449	293,413,449
Potentially dilutive shares	—	—	—	—

Basic earnings per share	0.73	0.29	1.61	1.06
Diluted earnings per share	0.73	0.29	1.61	1.06